Right-of-Use Assets and Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Right-of-Use Assets and Lease Liabilities (Tables) [Line Items]
Schedule of Right-of-Use Assets
Land and Buildings
Right-of-use-assets, at cost:
Balance as of January 1, 2024	$1,338
Additions during the year:
Deconsolidated subsidiary	(625)
Adjustments arising from translating financial statements from functional currency to presentation currency	(7)
CPI and revaluation differences	19
Balance as of December 31, 2024	725

Accumulated depreciation:
Balance as of January 1, 2024	599
Depreciation and amortization	284
Deconsolidated subsidiary	(381)
Balance as of December 31, 2024	502

Right-of-use assets as of December 31, 2024, net	$223

Right-of-use-assets, at cost:
Balance as of January 1, 2025	$725
CPI and revaluation differences	2
Balance as of December 31, 2025	727

Accumulated depreciation:
Balance as of January 1, 2025	502
Depreciation and amortization	225
Balance as of December 31, 2025	727

Right-of-use assets as of December 31, 2025, net	$-

Lease liability [Member]
Right-of-Use Assets and Lease Liabilities (Tables) [Line Items]
Schedule of Respect of the Lease Liability	Activity with respect to the lease liability:
Land and Buildings
Lease liability, January 1, 2024	$869
Changes during the year:
Lease payments	(435)
Interest expense	67
Lease modification	(10)
CPI and revaluation differences	67
Decrease from sale of subsidiary	(263)
Lease liability, December 31, 2024	$228

Current lease liability, December 31, 2024	$228
Non-current lease liability, December 31, 2024	$-

Lease liability, January 1, 2025	$228
Changes during the year:
Lease payments	(260)
Interest expense	17
CPI and revaluation differences	15
Decrease from sale of subsidiary
Lease liability, December 31, 2025	$-

Current lease liability, December 31, 2025	$-
Non-current lease liability, December 31, 2025	$-